Loans and Borrowings - Additional Information (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Interest recognized	$ 986,986	$ 2,592,659